PROPERTY, PLANT AND EQUIPMENT, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation of property, plant and equipment	¥ 103,508	$ 14,801	¥ 84,775	¥ 82,124
Tangible asset impairment charges	0		0	0
Impairment write off	0		1,225	7,138
Equipment under operating lease, cost	89,780		111,017		$ 12,300
Equipment under operating lease, accumulated depreciation	63,400		92,448		8,686
Other borrowings | Equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Assets pledged as collateral	526,693		576,261		$ 75,316
Hospital
PROPERTY, PLANT AND EQUIPMENT, NET
Impairment of intangible assets (Excluding Goodwill)	0		0	0
Impairment write off	¥ 0		¥ 0	¥ 0